Dec. 20, 2019
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco DWA SmallCap Momentum ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield
Financial ETF
Invesco KBW Premium Yield Equity REIT
ETF
Invesco KBW Property & Casualty
Insurance ETF
Invesco KBW Regional Banking ETF
Invesco PureBetaSM MSCI USA ETF
Invesco PureBetaSM MSCI USA Small Cap
ETF
Invesco Russell 1000 Enhanced
Equal Weight ETF
Invesco Russell 1000 Equal Weight ETF
Invesco Russell 1000 Low Beta Equal
Weight ETF
Invesco S&P 500 Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low
Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Low
Volatility ETF

Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500 Momentum ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap Consumer
Discretionary ETF
Invesco S&P SmallCap Consumer Staples
ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low
Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information
Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities &
Communication Services ETF
Invesco Solar ETF

(each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.